NEW COVENANT FUNDS

New Covenant Growth Fund (the "Fund")

Supplement Dated October 21, 2013
to the Prospectus dated October 31, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Adviser

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text with respect to Tocqueville Asset Management LP ("TAM") is hereby deleted.

In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2013	Managing Director & Portfolio Manager
	Paul R. Lesutis, CFA	Since 2013	Managing Director & Portfolio Manager
	James J. Clarke	Since 2013	Portfolio Manager

In addition, under the heading "Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the paragraph with respect to TAM is hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC ("Brandywine Global"), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19106, serves as a Sub-Adviser to the Growth Fund. A team of investment professionals manages the portion of the Growth Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations; Paul R. Lesutis, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for general research coverage, contributing insights and stock recommendations; and James J. Clarke, Brandywine Global's Portfolio Manager. Mr. Kaser has been with Brandywine Global since 1998. Mr. Lesutis has been with Brandywine Global since 1991. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, he served as founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds from 2005 to 2008.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-839 (10/13)

NEW COVENANT FUNDS

New Covenant Growth Fund (the "Fund")

Supplement Dated October 21, 2013
to the Statement of Additional Information ("SAI") dated October 31, 2012

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Adviser

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Tocqueville Asset Management LP's ("TAM") management of the Fund are hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate alphabetical order thereof:

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC—Brandywine Global Investment Management, LLC ("Brandywine Global") serves as a Sub-Adviser to a portion of the assets of the Growth Fund. Brandywine Global, founded in 1986, is a wholly owned, but independently operated subsidiary of Legg Mason Inc., retaining complete investment autonomy and control over management, investment, and employment decisions.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," all references to TAM's management of the Fund are hereby deleted.

In the same section, the following text is hereby added in the appropriate alphabetical order thereof:

Brandywine Global

Compensation. SIMC pays Brandywine Global a fee based on the assets under management of the Growth Fund as set forth in the investment sub-advisory agreement between Brandywine Global and SIMC. Brandywine Global pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Growth Fund.

Portfolio managers, analysts and traders earn a base salary and bonus tied to investment performance. The performance bonus is awarded based on peer group outperformance on a one-quarter, one-year, three-year and five-year basis. The performance calculation is weighted to place more emphasis on longer-term outperformance, and less emphasis on the short-term. This emphasis on long term performance, in addition to quarterly oversight of the investment committee, serve as mechanisms to deter excessive risk-taking.

Investment professionals also receive a second quarterly bonus based on the profitability of their product group. Each investment team at Brandywine Global manages its own P&L and retains the bulk of its profits at the end of each quarter. The portion that is not retained is shared with the other investment teams in an effort to smooth income and to promote cross-team fertilization and cooperation. Brandywine Global has found that this form of compensation aligns the interests of investment professionals and clients and leads to accountability and low-turnover among Brandywine Global's staff. In essence, the portfolio management teams own all of the residual profits of the Brandywine Global, which the firm believes leads to responsibility, accountability, and low turnover of people.

Ownership of Fund Shares. As of June 30, 2013, Brandywine Global's portfolio managers did not beneficially own any shares of the Growth Fund.

Other Accounts. As of June 30, 2013, in addition to the Growth Fund, Brandywine Global's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Patrick S. Kaser, CFA	3	$3,250	4	$40	24		$1,128
	0	$0	0	$0	2	*	$9
Paul R. Lesutis, CFA	3	$3,250	4	$40	24		$1,128
	0	$0	0	$0	2	*	$9
James J. Clarke	3	$3,250	5	$36	24		$1,128
	0	$0	0	$0	2	*	$9

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Brandywine Global's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Growth Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include other investment company accounts and separately managed accounts. The other accounts might have similar investment objectives as the Growth Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Growth Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Another potential conflict could include each portfolio manager's knowledge about the size, timing and possible market impact of an account's trade, whereby a portfolio manager could use this information to the advantage of certain accounts and to the disadvantage of other accounts. Additionally, the simultaneous management of client accounts that pay performance-based fees alongside client accounts that only pay an asset-based fee may create a conflict of interest as the portfolio managers may have an incentive to favor client accounts with the potential to receive greater fees. While the portfolio managers' management of other accounts may give rise to potential conflicts of interest, Brandywine Global does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Brandywine Global believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-840 (10/13)